UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22975

AllianzGI Institutional Multi-Series Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Scott Whisten

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3367

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

AllianzGI Institutional Multi-Series Trust
AllianzGI Advanced Core Bond Portfolio
AllianzGI Best Styles Global Managed Volatility Portfolio
AllianzGI Global Small-Cap Opportunities Portfolio

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

June 30, 2018 (unaudited)

	Principal Amount (000s)	Value*
CORPORATE BONDS & NOTES - 55.5%

Aerospace & Defense - 0.9%
General Dynamics Corp.,
3.375%, 5/15/23	$250	$250,466
Northrop Grumman Corp.,
2.08%, 10/15/20	750	733,357
United Technologies Corp.,
1.90%, 5/4/20	350	342,940
4.15%, 5/15/45	200	186,875

		1,513,638

Agriculture - 1.1%
Altria Group, Inc.,
5.375%, 1/31/44	200	216,127
Cargill, Inc. (a)(b),
3.05%, 4/19/21	500	497,606
3.25%, 3/1/23	100	99,348
Philip Morris International, Inc.,
2.00%, 2/21/20	800	787,560
2.375%, 8/17/22	200	191,468

		1,792,109

Auto Manufacturers - 5.3%
American Honda Finance Corp.,
1.95%, 7/20/20	500	489,603
2.00%, 2/14/20	800	787,957
2.60%, 11/16/22	750	731,229
BMW U.S. Capital LLC (a)(b),
3.45%, 4/12/23	350	346,829
Daimler Finance North America LLC (a)(b),
2.00%, 7/6/21	500	478,716
2.30%, 2/12/21	750	728,976
Ford Motor Credit Co. LLC,
2.681%, 1/9/20	850	842,997
General Motors Co.,
5.15%, 4/1/38	200	190,162
General Motors Financial Co., Inc.,
2.35%, 10/4/19	350	347,064
2.65%, 4/13/20	350	345,957
3.95%, 4/13/24	300	293,904
4.35%, 4/9/25	350	346,494
Harley-Davidson Financial Services, Inc., Ser. SR (a)(b),
3.55%, 5/21/21	350	350,648
Kia Motors Corp. (a)(b),
3.50%, 10/25/27	750	701,670
PACCAR Financial Corp.,
1.65%, 8/11/21	500	478,756
2.30%, 8/10/22	250	240,545
Toyota Motor Credit Corp.,
1.95%, 4/17/20	800	786,639

		8,488,146

Banks - 20.7%
Banco Bilbao Vizcaya Argentaria S.A.,
3.00%, 10/20/20	1,000	990,770
Bank Nederlandse Gemeenten NV (a)(b),
1.625%, 4/19/21	800	773,304
2.375%, 3/16/26	500	474,114
Bank of America Corp.,
Ser. L, 2.65%, 4/1/19	800	799,376
4.00%, 4/1/24	400	403,574
5.625%, 7/1/20	600	627,924
Bank of Montreal,
2.10%, 6/15/20	850	833,703
2.35%, 9/11/22	800	765,800
Bank of New York Mellon Corp.,
2.60%, 2/7/22	800	780,850
Bank of Nova Scotia,
1.85%, 4/14/20	350	343,555
1.875%, 4/26/21	798	772,110
2.15%, 7/14/20	850	833,166
2.80%, 7/21/21	300	296,224

Barclays PLC,
2.75%, 11/8/19	850	844,200
4.375%, 1/12/26	550	535,720
4.95%, 1/10/47	300	281,182
BNZ International Funding Ltd. (a)(b),
3.375%, 3/1/23	300	294,225
Citigroup, Inc.,
4.50%, 1/14/22	700	721,319
4.65%, 7/30/45	100	100,058
8.125%, 7/15/39	300	425,104
Commonwealth Bank of Australia (a)(b),
2.85%, 5/18/26	500	463,662
Credit Suisse AG,
2.30%, 5/28/19	850	846,396
Deutsche Bank AG,
2.85%, 5/10/19	850	842,271
3.375%, 5/12/21	400	387,087
Dexia Credit Local S.A. (a)(b),
1.875%, 3/28/19	400	397,731
Fifth Third Bancorp,
2.60%, 6/15/22	400	387,187
Goldman Sachs Group, Inc.,
2.55%, 10/23/19	500	497,702
6.00%, 6/15/20, Ser. D	400	420,832
ING Bank NV (a)(b),
2.625%, 12/5/22	750	732,844
JPMorgan Chase & Co.,
3.625%, 5/13/24	650	645,755
4.40%, 7/22/20	800	819,328
5.40%, 1/6/42	250	278,178
6.30%, 4/23/19	500	514,399
KFW,
1.25%, 9/30/19	800	787,359
1.50%, 4/20/20	1,200	1,175,493
2.75%, 7/15/20	650	650,654
Landwirtschaftliche Rentenbank, Ser. 37,
2.50%, 11/15/27	400	382,706
Macquarie Bank Ltd. (a)(b),
3.90%, 1/15/26	700	689,517
Morgan Stanley,
2.50%, 4/21/21	500	488,290
2.80%, 6/16/20	850	842,770
4.375%, 1/22/47	300	287,565
National Australia Bank Ltd.,
2.625%, 1/14/21	200	196,600
Oesterreichische Kontrollbank AG,
1.75%, 1/24/20	800	789,182
Royal Bank of Canada,
1.875%, 2/5/20	196	193,123
2.125%, 3/2/20	800	788,300
2.30%, 3/22/21	700	686,177
Royal Bank of Scotland Group PLC,
3.875%, 9/12/23	300	291,537
Santander UK PLC,
4.00%, 3/13/24	400	401,560
State Street Corp.,
2.55%, 8/18/20	850	842,791
Toronto-Dominion Bank,
1.80%, 7/13/21	400	383,201
1.90%, 10/24/19	750	741,223
2.25%, 3/15/21 (a)(b)	750	734,166
UBS AG,
2.375%, 8/14/19	550	547,105
Wells Fargo & Co.,
2.125%, 4/22/19	350	348,339
2.50%, 3/4/21	600	587,176
Ser. M, 3.45%, 2/13/23	400	391,769
Westpac Banking Corp.,
2.00%, 3/3/20	350	344,869
2.85%, 5/13/26	800	741,264

		33,442,386

Biotechnology - 0.4%
Amgen, Inc.,
2.25%, 8/19/23	200	187,522
Gilead Sciences, Inc.,
1.85%, 9/20/19	400	395,266

		582,788

Building Materials - 0.2%
CRH America Finance, Inc. (a)(b),
3.95%, 4/4/28	350	337,849

Chemicals - 0.7%
Dow Chemical Co.,
7.375%, 11/1/29	300	376,001
Nutrien Ltd.,
4.00%, 12/15/26	500	486,316
Syngenta Finance NV (a)(b),
3.933%, 4/23/21	200	199,180

		1,061,497

Commercial Services - 0.2%
Ecolab, Inc.,
2.375%, 8/10/22	250	241,104

Consumer Products - 1.5%
Colgate-Palmolive Co.,
2.25%, 11/15/22	750	725,331
3.70%, 8/1/47	500	469,252
Procter & Gamble Co.,
1.90%, 10/23/20	300	294,073
3.50%, 10/25/47	100	91,727
Unilever Capital Corp.,
1.80%, 5/5/20	850	834,007

		2,414,390

Electric Utilities - 1.6%
Consolidated Edison Co. of New York, Inc.,
Ser. 12-A, 4.20%, 3/15/42	200	196,997
4.50%, 5/15/58	150	150,810
Electricite de France S.A. (a)(b),
4.875%, 1/22/44	300	304,684
Enel Finance International NV,
6.80%, 9/15/37	150	179,924
Florida Power & Light Co.,
3.70%, 12/1/47	200	188,426
3.95%, 3/1/48	300	294,819
Georgia Power Co., Ser. C,
2.00%, 9/8/20	500	488,115
Pacific Gas & Electric Co.,
4.00%, 12/1/46	300	258,470
PPL Electric Utilities Corp.,
4.15%, 6/15/48	150	152,016
State Grid Overseas Investment 2016 Ltd. (a)(b),
3.75%, 5/2/23	350	350,678

		2,564,939

Electronics - 0.6%
Honeywell International, Inc.,
1.80%, 10/30/19	750	741,516
Tyco Electronics Group S.A.,
3.45%, 8/1/24	300	295,181

		1,036,697

Food & Beverage - 3.5%
Anheuser-Busch InBev Finance, Inc.,
2.65%, 2/1/21	500	493,291
4.90%, 2/1/46	150	154,505
Coca-Cola Co.,
1.375%, 5/30/19	850	842,048
Diageo Capital PLC,
3.00%, 5/18/20	350	350,251
3.875%, 4/29/43	250	243,055
Dr. Pepper Snapple Group, Inc.,
4.42%, 12/15/46	300	271,641
General Mills, Inc.,
2.60%, 10/12/22	750	716,864
Kellogg Co.,
3.25%, 5/14/21	350	350,194
3.40%, 11/15/27	550	510,779

Kraft Heinz Foods Co.,
4.00%, 6/15/23	250	249,061
5.375%, 2/10/20	400	413,843
Kroger Co.,
3.70%, 8/1/27	250	238,895
4.65%, 1/15/48	200	189,215
PepsiCo, Inc.,
1.55%, 5/2/19	350	347,474
2.15%, 10/14/20	300	295,380

		5,666,496

Healthcare-Products - 0.1%
Abbott Laboratories,
2.35%, 11/22/19	61	60,665
Thermo Fisher Scientific, Inc.,
4.10%, 8/15/47	150	142,337

		203,002

Insurance - 0.7%
Allstate Corp.,
3.28%, 12/15/26	500	481,328
MetLife, Inc.,
5.70%, 6/15/35	550	627,306

		1,108,634

Internet - 0.2%
Alphabet, Inc.,
3.375%, 2/25/24	300	302,796

Iron/Steel - 0.1%
Nucor Corp.,
4.40%, 5/1/48	150	148,352

IT Services - 0.4%
International Business Machines Corp.,
1.80%, 5/17/19	300	298,047
1.90%, 1/27/20	350	345,816

		643,863

Machinery-Construction & Mining - 0.7%
Caterpillar Financial Services Corp.,
2.10%, 1/10/20	850	841,762
3.45%, 5/15/23	350	350,982

		1,192,744

Machinery-Diversified - 1.0%
CNH Industrial Capital LLC,
4.875%, 4/1/21	150	154,365
John Deere Capital Corp.,
1.95%, 6/22/20	650	637,024
2.65%, 6/24/24	250	238,108
2.80%, 3/6/23	500	486,850
3.05%, 1/6/28	150	142,853

		1,659,200

Media - 1.8%
CBS Corp.,
2.30%, 8/15/19	400	396,091
3.70%, 6/1/28 (a)(b)	750	698,512
Comcast Corp.,
6.45%, 3/15/37	500	597,341
Discovery Communications LLC,
3.80%, 3/13/24	500	491,487
6.35%, 6/1/40	150	164,955
Time Warner Cable LLC,
6.75%, 6/15/39	300	320,596
Warner Media LLC,
4.875%, 3/15/20	300	307,716

		2,976,698

Mining - 0.4%
Glencore Funding LLC (a)(b),
3.00%, 10/27/22	750	719,955

Miscellaneous Manufacturing - 0.5%
General Electric Co.,
5.50%, 1/8/20	400	414,821
Siemens Financieringsmaatschappij NV (a)(b),
4.40%, 5/27/45	300	311,987

		726,808

Oil, Gas & Consumable Fuels - 4.0%
BP Capital Markets PLC,
1.768%, 9/19/19	700	691,236
2.237%, 5/10/19	850	846,824
2.315%, 2/13/20	800	792,162
3.723%, 11/28/28	400	399,601
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	302,946
Equinor ASA,
2.65%, 1/15/24	400	384,189
2.90%, 11/8/20	400	399,456
KazMunayGas National Co. JSC (a)(b),
4.75%, 4/24/25	200	200,550
Occidental Petroleum Corp.,
3.00%, 2/15/27	300	284,231
Phillips 66,
4.875%, 11/15/44	300	310,325
Shell International Finance BV,
2.125%, 5/11/20	850	839,523
3.75%, 9/12/46	300	280,734
6.375%, 12/15/38	150	193,990
Sinopec Group Overseas Development 2016 Ltd. (a)(b),
2.125%, 5/3/19	200	198,345
Total Capital International S.A.,
2.10%, 6/19/19	350	348,438

		6,472,550

Paper & Forest Products - 0.2%
International Paper Co.,
4.35%, 8/15/48	300	271,621

Pharmaceuticals - 2.8%
AstraZeneca PLC,
1.95%, 9/18/19	400	395,843
Bayer U.S. Finance II LLC (a)(b),
3.50%, 6/25/21	800	806,722
CVS Health Corp.,
4.10%, 3/25/25	800	794,833
Johnson & Johnson,
1.95%, 11/10/20	300	295,122
4.375%, 12/5/33	250	268,707
Merck & Co., Inc.,
1.85%, 2/10/20	850	837,169
Novartis Capital Corp.,
1.80%, 2/14/20	800	787,654
Pfizer, Inc.,
1.70%, 12/15/19	350	345,086

		4,531,136

Pipelines - 0.4%
Energy Transfer Partners L.P., Ser. 30Y,
6.00%, 6/15/48	150	150,345
Enterprise Products Operating LLC,
4.85%, 3/15/44	100	100,186
Kinder Morgan, Inc.,
3.15%, 1/15/23	350	337,494

		588,025

Retail - 1.5%
Macy’s Retail Holdings, Inc.,
4.50%, 12/15/34	300	258,840
McDonald’s Corp.,
4.875%, 12/9/45	200	210,232
Target Corp.,
2.30%, 6/26/19	350	348,992
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	300	298,556
4.50%, 11/18/34	500	472,657
Walmart, Inc.,
3.125%, 6/23/21	800	803,270

		2,392,547

Software - 0.5%
Microsoft Corp.,
3.30%, 2/6/27	150	147,924
Oracle Corp.,
2.625%, 2/15/23	750	726,848

		874,772

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.,
1.90%, 2/7/20	350	345,769
2.25%, 2/23/21	500	491,632
3.35%, 2/9/27	300	293,111
4.65%, 2/23/46	300	323,680

		1,454,192

Telecommunications - 1.8%
AT&T, Inc.,
4.80%, 6/15/44	400	362,785
Cisco Systems, Inc.,
2.45%, 6/15/20	700	696,115
5.50%, 1/15/40	250	298,246
Deutsche Telekom International Finance BV (a)(b),
4.75%, 6/21/38	150	148,071
Orange S.A.,
1.625%, 11/3/19	850	834,486
Verizon Communications, Inc.,
5.25%, 3/16/37	300	308,243
5.50%, 3/16/47	250	262,585

		2,910,531

Transportation - 0.8%
CSX Corp.,
2.60%, 11/1/26	150	135,290
FedEx Corp.,
3.40%, 2/15/28	150	142,784
4.10%, 4/15/43	300	275,437
United Parcel Service, Inc.,
2.05%, 4/1/21	750	731,576

		1,285,087

Total Corporate Bonds & Notes (cost-$91,595,229)		89,604,552

U.S. TREASURY OBLIGATIONS - 30.8%

U.S. Treasury Bonds,
2.25%, 8/15/46	2,200	1,893,891
2.50%, 2/15/45	670	610,537
2.75%, 8/15/47	150	143,086
3.125%, 2/15/42	2,505	2,571,148
3.125%, 2/15/43	1,100	1,128,531
3.50%, 2/15/39	1,550	1,687,078
4.75%, 2/15/37	550	696,609
4.75%, 2/15/41	1,260	1,631,798
5.50%, 8/15/28	400	492,094
6.00%, 2/15/26	300	365,320
6.25%, 5/15/30	300	401,180
U.S. Treasury Notes,
1.125%, 9/30/21	1,400	1,334,047
1.375%, 3/31/20	5,300	5,197,312
1.50%, 8/15/26	500	451,641
1.625%, 5/15/26	350	320,250
1.75%, 10/31/20	5,580	5,476,683
1.75%, 11/15/20	6,900	6,769,008
1.75%, 3/31/22	770	744,554
1.75%, 1/31/23	1,990	1,906,669
1.875%, 10/31/22	1,920	1,854,600
2.00%, 11/15/26	300	281,180
2.125%, 1/31/21	1,740	1,719,473
2.125%, 6/30/22	2,600	2,543,531
2.125%, 3/31/24	5,800	5,598,359
2.125%, 5/15/25	1,600	1,531,125
2.25%, 3/31/21	830	822,089
2.25%, 11/15/27	1,650	1,569,047

Total U.S. Treasury Obligations (cost-$50,967,737)		49,740,840

U.S. GOVERNMENT AGENCY SECURITIES - 28.7%

Fannie Mae, MBS, TBA (c),
2.50%, 7/17/33, 15 Year	1,100	1,069,117
3.00%, 7/17/33, 15 Year	1,720	1,709,605
3.00%, 7/12/48, 30 Year	3,970	3,845,007
3.50%, 7/17/33, 15 Year	1,420	1,436,877
3.50%, 7/12/48, 30 Year	5,260	5,234,074
4.00%, 7/12/48, 30 Year	3,680	3,751,731
4.50%, 7/12/48, 30 Year	1,600	1,666,156
5.00%, 7/12/48, 30 Year	1,140	1,207,671
Freddie Mac,
2.50%, 7/17/33 MBS, TBA, 15 Year (c)	860	834,688
3.00%, 7/17/33 MBS, TBA, 15 Year (c)	1,170	1,161,574
3.00%, 7/12/48 MBS, TBA, 30 Year (c)	2,730	2,641,197
3.50%, 7/17/33 MBS, TBA, 15 Year (c)	730	738,086
3.50%, 7/12/48 MBS, TBA, 30 Year (c)	3,540	3,520,542
4.00%, 8/1/44	124	126,447
4.00%, 7/12/48 MBS, TBA, 30 Year (c)	2,130	2,170,439
4.50%, 7/12/48 MBS, TBA, 30 Year (c)	1,160	1,207,252
5.00%, 7/12/48 MBS, TBA, 30 Year (c)	740	781,827
Ginnie Mae, MBS, TBA, 30 Year (c),
3.00%, 7/19/48	3,550	3,472,274
3.50%, 7/19/48	5,260	5,278,903
4.00%, 7/19/48	2,930	3,002,506
4.50%, 7/19/48	1,510	1,569,722

Total U.S. Government Agency Securities (cost-$46,258,625)		46,425,695

SOVEREIGN DEBT OBLIGATIONS - 12.3%

Argentina - 0.3%
Argentine Republic Government International Bond,
4.625%, 1/11/23	300	265,022
6.25%, 4/22/19	250	252,148

		517,170

Brazil - 0.2%
Brazilian Government International Bond,
4.25%, 1/7/25	300	284,062

Canada - 1.0%
Export Development Canada,
2.50%, 1/24/23	700	687,950
Province of Alberta Canada,
1.90%, 12/6/19	350	346,201
Province of Quebec Canada,
2.875%, 10/16/24	500	494,201

		1,528,352

Chile - 0.4%
Chile Government International Bond,
3.25%, 9/14/21	400	400,477
3.86%, 6/21/47	200	191,117

		591,594

Colombia - 0.4%
Colombia Government International Bond,
4.00%, 2/26/24	400	400,213
5.00%, 6/15/45	300	295,094

		695,307

Croatia - 0.3%
Croatia Government International Bond,
6.75%, 11/5/19	500	521,685

Germany - 0.7%
FMS Wertmanagement AoeR,
1.75%, 1/24/20	1,200	1,183,831

Hungary - 0.3%
Hungary Government International Bond,
4.00%, 3/25/19	500	504,024

Indonesia - 0.7%
Indonesia Government International Bond,
3.75%, 4/25/22	550	545,336
11.625%, 3/4/19	600	635,134

		1,180,470

Japan - 0.3%
Japan Bank for International Cooperation,
2.125%, 7/21/20	500	492,369

Korea (Republic of) - 0.3%
Export-Import Bank of Korea,
2.50%, 11/1/20	400	392,432

Latvia - 0.4%
Latvia Government International Bond,
2.75%, 1/12/20	700	695,912

Lithuania - 0.3%
Lithuania Government International Bond (a)(b),
7.375%, 2/11/20	500	534,481

Mexico - 0.4%
Mexico Government International Bond,
4.60%, 2/10/48	450	416,415
4.75%, 3/8/44	200	188,653

		605,068

Morocco - 0.3%
Morocco Government International Bond,
4.25%, 12/11/22	550	549,490

Panama - 0.2%
Panama Government International Bond,
7.125%, 1/29/26	250	298,746

Peru - 0.5%
Peruvian Government International Bond,
4.125%, 8/25/27	200	205,046
7.125%, 3/30/19	500	517,756

		722,802

Philippines - 0.2%
Philippine Government International Bond,
6.50%, 1/20/20	300	315,661

Sri Lanka - 0.2%
Sri Lanka Government International Bond (a)(b),
5.75%, 4/18/23	350	336,487

Supranational - 3.6%
Asian Development Bank,
1.625%, 3/16/21	700	679,620
Corp. Andina de Fomento,
2.00%, 5/10/19	300	297,742
2.20%, 7/18/20	850	835,529
European Investment Bank,
1.625%, 8/14/20	800	781,355
2.875%, 9/15/20	400	401,290
Inter-American Development Bank,
3.20%, 8/7/42	400	397,985
International Bank for Reconstruction & Development,
1.875%, 10/7/19	500	495,942
International Finance Corp.,
1.75%, 9/16/19	1,200	1,189,459
Nordic Investment Bank,
2.25%, 2/1/21	800	789,805

		5,868,727

Sweden - 1.2%
Kommuninvest I Sverige AB (a)(b),
2.75%, 10/22/20	800	796,538
Svensk Exportkredit AB,
1.75%, 5/18/20	350	343,820
2.875%, 5/22/21	800	800,119

		1,940,477

Uruguay - 0.1%
Uruguay Government International Bond,
4.975%, 4/20/55	150	144,776

Total Sovereign Debt Obligations (cost-$20,184,319)		19,903,923

Repurchase Agreements - 0.3%

State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $459,013; collateralized by U.S. Treasury Inflation Indexed Notes, 0.25%, due 1/15/25, valued at $468,448 including accrued interest (cost-$459,000)	459	459,000

Total Investments (cost-$209,464,910)-127.6%		206,134,010

Liabilities in excess of other assets (d)-(27.6)%		(44,527,270)

Net Assets-100.0%		$161,606,740

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $13,707,395, representing 8.5% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $13,707,395, representing 8.5% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2018.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2018:

				Market
		Expiration	Notional Amount	Value	Unrealized
Type	Contracts	Date	(000s)	(000s)	Depreciation
Short position contracts:
2-Year U.S. Treasury Note	(195)	9/28/18	$(39,000)	$(41,306)	$(42,982)

(e)	At June 30, 2018, the Fund pledged $499,943 in cash as collateral for futures contracts.

Glossary:

MBS	-	Mortgage-Backed Securities

TBA	-	To Be Announced

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2018 (unaudited)

	Shares	Value*
COMMON STOCK - 96.8%

Australia - 1.1%
Brickworks Ltd.	7,935	$91,721
Evolution Mining Ltd.	54,238	141,867
Regis Resources Ltd.	34,827	132,631
St. Barbara Ltd.	32,198	115,789
Wesfarmers Ltd.	7,076	258,177

		740,185

Austria - 0.1%
Flughafen Wien AG	961	35,782
Telekom Austria AG (e)	4,334	36,137

		71,919

Belgium - 0.1%
Elia System Operator S.A.	999	62,098

Brazil - 0.1%
Pagseguro Digital Ltd., Class A (e)	1,896	52,614

Canada - 1.7%
Agnico Eagle Mines Ltd.	1,508	69,134
BCE, Inc.	7,489	303,286
Canadian Imperial Bank of Commerce	2,043	177,718
Cascades, Inc.	673	6,025
Cogeco Communications, Inc.	1,783	88,319
Dream Global Real Estate Investment Trust REIT	5,020	54,834
Fairfax Financial Holdings Ltd.	201	112,630
George Weston Ltd.	1,126	91,868
Killam Apartment REIT	2,174	24,772
Martinrea International, Inc.	2,083	22,341
Power Corp. of Canada	5,617	125,786
Valener, Inc.	1,411	21,702

		1,098,415

China - 3.0%
BOC Aviation Ltd. (a)	21,000	130,316
China Construction Bank Corp., Class H	301,748	276,112
China Dongxiang Group Co., Ltd.	128,883	23,649
China Everbright Greentech Ltd. (a)	66,000	68,816
China Evergrande Group (e)	29,517	74,942
China Huarong Asset Management Co., Ltd., Class H (a)	218,000	62,844
China Mobile Ltd.	9,000	79,857
China SCE Property Holdings Ltd.	198,000	93,562
China Water Affairs Group Ltd.	30,000	31,250
Golden Eagle Retail Group Ltd.	20,000	24,015
Hopewell Highway Infrastructure Ltd. (c)(d)	41,000	24,980
Jiangsu Expressway Co., Ltd., Class H	16,811	20,019
Longfor Properties Co., Ltd.	29,155	78,388
Postal Savings Bank of China Co., Ltd., Class H (a)	194,000	125,937
Shenzhen Expressway Co., Ltd., Class H	86,300	84,562
Tencent Holdings Ltd.	10,400	522,240
Tianneng Power International Ltd.	43,658	67,768
XTEP International Holdings Ltd.	23,349	15,944
Yadea Group Holdings Ltd. (a)	58,000	21,492
Yuexiu Real Estate Investment Trust REIT	59,000	39,611
Yuexiu Transport Infrastructure Ltd.	42,000	30,576
Yuzhou Properties Co., Ltd.	63,204	37,143

		1,934,023

Czech Republic - 0.4%
CEZ AS	7,800	184,807
Moneta Money Bank AS (a)	14,893	51,098
O2 Czech Republic AS	3,273	37,616

		273,521

Denmark - 0.2%
Scandinavian Tobacco Group A/S, Class A (a)	884	13,350
Solar A/S, Class B	333	20,773
Spar Nord Bank A/S	733	7,834
Topdanmark A/S	2,340	102,191

		144,148

Finland - 0.7%
DNA Oyj	2,567	61,330
Elisa Oyj	3,682	170,099
Neste Oyj	2,447	191,450

		422,879

France - 1.1%
BioMerieux	303	27,224
BNP Paribas S.A.	807	49,918
Cegereal S.A. REIT	2,277	101,045
Eiffage S.A.	1,449	157,424
Nexity S.A.	633	39,962
Orpea	50	6,660
SCOR SE	1,966	72,705
SEB S.A.	36	6,281
Vinci S.A.	2,979	285,958

		747,177

Germany - 0.7%
Siemens Healthineers AG (a)(e)	3,494	143,983
TAG Immobilien AG	6,200	136,355
Talanx AG (e)	3,095	112,749
TLG Immobilien AG	1,775	47,278
WCM Beteiligungs & Grundbesitz AG	5,562	25,819

		466,184

Hong Kong - 1.6%
CK Hutchison Holdings Ltd.	3,703	39,200
CLP Holdings Ltd.	63,219	680,956
Fairwood Holdings Ltd.	11,000	42,027
Hang Seng Bank Ltd.	2,000	49,941
Swire Pacific Ltd., Class A	11,844	125,189
WH Group Ltd. (a)	113,000	91,438
Yue Yuen Industrial Holdings Ltd.	2,802	7,898

		1,036,649

Hungary - 0.4%
Magyar Telekom Telecommunications PLC	38,780	55,152
MOL Hungarian Oil & Gas PLC	14,004	134,755
OTP Bank PLC	994	35,889

		225,796

Indonesia - 0.3%
Telekomunikasi Indonesia Persero Tbk PT	753,500	197,338

Ireland - 0.0%
Irish Residential Properties REIT PLC	3,629	5,848

Israel - 0.8%
Bank Leumi Le-Israel BM	33,412	197,702
Israel Discount Bank Ltd., Class A	43,738	127,790
Mizrahi Tefahot Bank Ltd.	7,919	145,691
Shufersal Ltd.	2,678	16,471

		487,654

Italy - 0.9%
Enav SpA (a)	6,976	34,899
Eni SpA	5,790	107,355
Hera SpA	32,045	99,711
Snam SpA	78,847	328,587

		570,552

Japan - 11.7%
Aeon Co., Ltd.	9,700	207,505
ANA Holdings, Inc.	7,954	291,853
Aoyama Trading Co., Ltd.	189	6,306
Asahi Group Holdings Ltd.	5,100	261,567
Astellas Pharma, Inc.	26,208	398,848
BML, Inc.	682	17,555

Canon, Inc.	4,190	137,397
Cawachi Ltd.	900	18,402
Coca-Cola Bottlers Japan Holdings, Inc.	800	32,008
DCM Holdings Co., Ltd.	9,875	92,376
Doutor Nichires Holdings Co., Ltd.	3,649	72,411
DTS Corp.	1,401	51,975
DyDo Group Holdings, Inc.	974	57,855
EDION Corp.	4,727	47,546
Fuji Oil Holdings, Inc.	3,684	132,432
Fuji Soft, Inc.	1,028	43,332
FUJIFILM Holdings Corp.	6,579	256,598
Fukuyama Transporting Co., Ltd.	554	28,280
Geo Holdings Corp.	864	11,555
Hogy Medical Co., Ltd.	1,122	50,201
Japan Airlines Co., Ltd.	8,280	293,369
Japan Wool Textile Co., Ltd.	5,300	49,174
Kagome Co., Ltd.	3,500	116,363
Kajima Corp.	27,000	208,620
Kandenko Co., Ltd.	4,500	49,308
Kato Sangyo Co., Ltd.	600	20,546
Kyowa Exeo Corp.	4,900	128,229
Kyudenko Corp.	2,500	120,475
LaSalle Logiport REIT	68	67,404
McDonald’s Holdings Co. Japan Ltd.	5,100	260,068
Mirait Holdings Corp.	7,900	122,170
Mitsubishi Research Institute, Inc.	700	32,006
Morinaga Milk Industry Co., Ltd.	3,200	119,588
NEC Networks & System Integration Corp.	1,235	27,758
NET One Systems Co., Ltd.	6,200	106,440
Nichias Corp.	5,604	70,080
Nihon Unisys Ltd.	5,279	132,386
Nippon Telegraph & Telephone Corp.	14,644	665,247
Nisshin Oillio Group Ltd.	1,307	39,236
NTT DOCOMO, Inc.	27,157	692,024
Obayashi Corp.	9,573	99,400
Okumura Corp.	2,100	68,356
Raito Kogyo Co., Ltd.	4,537	47,358
S Foods, Inc.	1,428	56,124
Sekisui House Ltd.	10,900	192,651
Senko Group Holdings Co., Ltd.	5,604	44,260
Shibaura Electronics Co., Ltd.	500	19,981
Showa Shell Sekiyu KK	9,600	143,029
Sumitomo Dainippon Pharma Co., Ltd.	532	11,244
Sumitomo Densetsu Co., Ltd.	1,200	21,463
Sushiro Global Holdings Ltd.	1,900	114,763
T-Gaia Corp.	1,700	43,384
Takasago Thermal Engineering Co., Ltd.	4,503	83,493
Takeda Pharmaceutical Co., Ltd.	8,757	368,390
Tokyo Electron Ltd.	1,000	171,653
Tokyu Construction Co., Ltd.	4,800	46,567
Toray Industries, Inc.	9,274	73,198
Toshiba Plant Systems & Services Corp.	3,300	75,402
Towa Pharmaceutical Co., Ltd.	262	14,016
Tv Tokyo Holdings Corp.	934	28,515
Unipres Corp.	483	9,451
Wacoal Holdings Corp.	502	14,621
West Japan Railway Co.	2,699	198,712
Yamazaki Baking Co., Ltd.	6,100	159,944
Yokohama Reito Co., Ltd.	2,300	20,963
Yurtec Corp.	1,868	15,293

		7,678,724

Korea (Republic of) - 1.2%
Daekyo Co., Ltd.	2,318	16,119
Easy Bio, Inc.	1,107	8,294
Hansol Paper Co., Ltd.	1,424	21,396
ING Life Insurance Korea Ltd. (a)(e)	1,691	63,484
Jin Air Co., Ltd.	1,768	40,114
KC Co., Ltd.	210	3,576
KT Corp.	660	16,233
KT&G Corp.	1,576	151,430
Kukdo Chemical Co., Ltd.	388	21,423
Macquarie Korea Infrastructure Fund (f)	8,318	66,872
Samjin Pharmaceutical Co., Ltd.	628	25,405
Samsung Electronics Co., Ltd.	8,450	353,967
Ubiquoss Holdings, Inc. (e)	1,318	6,362

		794,675

Malaysia - 1.2%
Malayan Banking Bhd.	138,900	309,358
MISC Bhd.	33,000	48,346
Petronas Chemicals Group Bhd.	15,200	31,662
Public Bank Bhd.	20,000	115,698
Supermax Corp. Bhd.	59,900	61,809
Tenaga Nasional Bhd.	52,300	189,609
VS Industry Bhd.	76,400	29,250

		785,732

Mexico - 0.1%
Banco del Bajio S.A. (a)	18,100	38,059
Qualitas Controladora S.A.B. de C.V.	19,100	47,095

		85,154

Morocco - 0.0%
Douja Promotion Groupe Addoha S.A.	10,225	19,091

Netherlands - 1.0%
ASR Nederland NV	3,952	160,929
Koninklijke Ahold Delhaize NV	9,902	236,436
NN Group NV	4,516	183,152
Vastned Retail NV REIT	1,069	50,360

		630,877

New Zealand - 0.4%
Air New Zealand Ltd.	32,303	69,412
Arvida Group Ltd.	26,315	22,814
Auckland International Airport Ltd.	10,193	46,769
Fonterra Co-operative Group Ltd. UNIT	7,445	27,434
Summerset Group Holdings Ltd.	16,234	84,069
Tourism Holdings Ltd.	9,034	40,674

		291,172

Norway - 0.1%
B2Holding ASA	18,496	38,538
Marine Harvest ASA	2,253	44,796

		83,334

Peru - 0.0%
Ferreycorp SAA	40,342	28,868

Poland - 0.2%
Asseco Poland S.A.	1,494	15,916
Ciech S.A.	1,701	24,291
Polski Koncern Naftowy Orlen S.A.	3,707	83,026

		123,233

Singapore - 1.8%
Accordia Golf Trust UNIT	37,500	16,914
CapitaLand Mall Trust REIT	147,200	223,750
China Aviation Oil Singapore Corp., Ltd.	6,900	7,483
Fortune Real Estate Investment Trust REIT	52,000	61,042
Frasers Logistics & Industrial Trust REIT	106,900	82,226
Mapletree Industrial Trust REIT	24,100	34,104
Oversea-Chinese Banking Corp., Ltd.	35,500	302,380
SATS Ltd.	10,100	36,996
Sheng Siong Group Ltd.	33,900	26,339
Singapore Airlines Ltd.	33,800	264,703
Sino Grandness Food Industry Group Ltd. (e)	77,400	11,611
Venture Corp., Ltd.	8,600	112,359

		1,179,907

South Africa - 0.1%
Astral Foods Ltd.	1,214	25,261
Harmony Gold Mining Co., Ltd.	11,080	16,920

		42,181

Spain - 0.2%
Ebro Foods S.A.	5,628	131,187
Lar Espana Real Estate Socimi S.A. REIT	1,947	21,708

		152,895

Switzerland - 1.9%
Allreal Holding AG (e)	195	31,775
Baloise Holding AG	1,068	154,921
Banque Cantonale Vaudoise	30	23,059
Barry Callebaut AG	80	143,353
BKW AG	111	7,164
Intershop Holding AG	49	24,962
Nestle S.A.	2,004	155,312
Partners Group Holding AG	364	266,101
Schweiter Technologies AG	24	24,984
Swiss Life Holding AG (e)	461	159,852
Swiss Re AG	2,566	224,035

		1,215,518

Taiwan - 4.5%
Asia Cement Corp.	47,000	51,593
Asia Vital Components Co., Ltd.	13,000	12,202
Cheng Loong Corp.	37,000	20,800
Cheng Uei Precision Industry Co., Ltd.	16,000	17,044
Chicony Power Technology Co., Ltd.	8,080	13,602
China Airlines Ltd. (e)	148,000	46,157
China Development Financial Holding Corp.	116,000	42,346
China Motor Corp.	44,000	40,878
China Petrochemical Development Corp. (e)	285,000	121,350
China Synthetic Rubber Corp.	33,000	50,512
Chunghwa Telecom Co., Ltd.	28,000	100,907
CTBC Financial Holding Co., Ltd.	316,000	227,051
Elite Material Co., Ltd.	9,000	23,523
Far Eastern Department Stores Ltd.	39,000	24,995
First Financial Holding Co., Ltd.	508,160	343,092
Formosa Petrochemical Corp.	101,000	405,200
Formosa Plastics Corp.	41,000	151,097
Getac Technology Corp.	49,000	70,676
Great Wall Enterprise Co., Ltd.	28,000	37,347
HannStar Display Corp.	310,000	92,493
Hon Hai Precision Industry Co., Ltd.	22,500	61,314
King Yuan Electronics Co., Ltd.	80,000	72,730
LCY Chemical Corp.	17,000	26,262
Lien Hwa Industrial Corp.	61,000	75,476
Mercuries Life Insurance Co., Ltd. (e)	42,000	22,501
Nanya Technology Corp.	27,000	73,291
Powertech Technology, Inc.	48,000	139,131
Sercomm Corp.	37,000	85,900
Sinbon Electronics Co., Ltd.	25,139	68,607
Taiwan Hon Chuan Enterprise Co., Ltd.	7,000	12,320
Uni-President Enterprises Corp.	79,000	200,251
WT Microelectronics Co., Ltd.	19,003	27,694
Yageo Corp.	5,830	214,271

		2,972,613

Thailand - 1.6%
Bangchak Corp. PCL (c)(d)	50,300	48,544
Bangkok Bank PCL	21,200	126,858
Electricity Generating PCL (c)(d)	7,500	50,646
Golden Land Property Development PCL (c)(d)	65,400	21,104
Intouch Holdings PCL	26,600	42,725
IRPC PCL (c)(d)	188,900	33,037
Kiatnakin Bank PCL (c)(d)	53,600	109,601
PTT PCL (c)(d)	144,000	208,191
Ratchaburi Electricity Generating Holding PCL (c)(d)	19,400	30,011
Siam Cement PCL (c)(d)	12,000	149,836
Star Petroleum Refining PCL	179,100	70,278
Thai Oil PCL (c)(d)	7,100	16,644
Thanachart Capital PCL (c)(d)	26,500	37,395
Tisco Financial Group PCL (c)(d)	32,600	82,578

		1,027,448

United Kingdom - 0.5%
Berkeley Group Holdings PLC	2,879	143,411
Gamma Communications PLC	6,635	66,024
Johnson Service Group PLC	17,486	31,800
Primary Health Properties PLC REIT	14,934	22,981
Regional REIT Ltd. REIT (a)	20,237	25,319
Renewables Infrastructure Group Ltd.	25,130	36,442

		325,977

United States - 57.1%
AbbVie, Inc.	3,468	321,310
Accenture PLC, Class A	2,082	340,594
Adobe Systems, Inc. (e)	368	89,722
Aetna, Inc.	1,742	319,657
Aflac, Inc.	5,162	222,069
AG Mortgage Investment Trust, Inc. REIT	5,011	94,157
AGNC Investment Corp. REIT	19,218	357,263
Align Technology, Inc. (e)	685	234,366
Allstate Corp.	5,100	465,477
Altria Group, Inc.	6,120	347,555
Amdocs Ltd.	771	51,032
Ameren Corp.	3,966	241,331
American Electric Power Co., Inc.	3,354	232,264
American Financial Group, Inc.	1,465	157,238
Amgen, Inc.	1,788	330,047
Annaly Capital Management, Inc. REIT	47,789	491,749
Anthem, Inc.	1,291	307,297
Anworth Mortgage Asset Corp. REIT	9,523	47,329
Apollo Commercial Real Estate Finance, Inc. REIT	4,686	85,660
Apple, Inc.	2,401	444,449
Ares Commercial Real Estate Corp. REIT	4,387	60,584
ARMOUR Residential REIT, Inc.	2,784	63,503
AT&T, Inc.	21,271	683,012
Atmos Energy Corp.	1,714	154,500
Automatic Data Processing, Inc.	3,306	443,467
AutoZone, Inc. (e)	518	347,542
Avaya Holdings Corp. (e)	3,065	61,545
Avery Dennison Corp.	1,406	143,553
Baxter International, Inc.	4,328	319,580
Becton Dickinson and Co.	743	177,993
Berkshire Hathaway, Inc., Class B (e)	163	30,424
Black Stone Minerals L.P.	2,588	47,852
Bright Horizons Family Solutions, Inc. (e)	1,621	166,185
Bristol-Myers Squibb Co.	7,172	396,898
CA, Inc.	1,826	65,097
CBTX, Inc.	1,447	47,823
Centene Corp. (e)	1,894	233,360
Chimera Investment Corp. REIT	5,802	106,061
Cigna Corp.	187	31,781
Cisco Systems, Inc.	10,120	435,464
CME Group, Inc.	1,581	259,158
CMS Energy Corp.	3,697	174,794
Coca-Cola Co.	1,240	54,386
Conagra Brands, Inc.	5,210	186,153
Consolidated Edison, Inc.	9,253	721,549
Constellation Brands, Inc., Class A	1,862	407,536
Contura Energy, Inc.	393	28,571
CubeSmart REIT	5,270	169,799
CYS Investments, Inc. REIT	11,640	87,300
Darden Restaurants, Inc.	1,907	204,163
Deciphera Pharmaceuticals, Inc. (e)	340	13,379
DTE Energy Co.	1,785	184,980
Duke Energy Corp.	9,286	734,337
DXC Technology Co.	1,953	157,431
Dynex Capital, Inc. REIT	8,964	58,535
Eli Lilly & Co.	1,367	116,646
Ellington Financial LLC	1,465	22,869
Ennis, Inc.	2,558	52,055
Entergy Corp.	2,444	197,451
Equity LifeStyle Properties, Inc. REIT	1,764	162,112
Express Scripts Holding Co. (e)	2,964	228,850
Exxon Mobil Corp.	240	19,855
Facebook, Inc., Class A (e)	2,245	436,248
Fidelity National Information Services, Inc.	2,034	215,665
FTI Consulting, Inc. (e)	1,971	119,206
Gaming and Leisure Properties, Inc.	4,411	157,914
Granite Point Mortgage Trust, Inc. REIT	406	7,450
Haemonetics Corp. (e)	1,438	128,960
Hershey Co.	1,365	127,027
Home Depot, Inc.	610	119,011
Humana, Inc.	1,284	382,157
Huntington Ingalls Industries, Inc.	156	33,819
ICF International, Inc.	1,331	94,568

Ingredion, Inc.	1,420	157,194
Insperity, Inc.	606	57,721
Intel Corp.	7,669	381,226
Intuit, Inc.	178	36,366
Intuitive Surgical, Inc. (e)	1,717	821,550
Invesco Mortgage Capital, Inc. REIT	7,217	114,750
Johnson & Johnson	10,711	1,299,673
KAR Auction Services, Inc.	3,068	168,126
Kellogg Co.	622	43,459
Kimberly-Clark Corp.	2,697	284,102
L3 Technologies, Inc.	1,298	249,631
Laboratory Corp. of America Holdings (e)	2,375	426,384
Lamb Weston Holdings, Inc.	2,512	172,097
Leidos Holdings, Inc.	2,170	128,030
Liberty Property Trust REIT	3,760	166,681
Lockheed Martin Corp.	2,960	874,473
ManTech International Corp., Class A	2,447	131,257
Marsh & McLennan Cos., Inc.	1,263	103,528
Mastercard, Inc., Class A	2,630	516,848
McDonald’s Corp.	6,480	1,015,351
McGrath RentCorp	2,025	128,122
MedEquities Realty Trust, Inc. REIT	6,502	71,652
MFA Financial, Inc. REIT	16,647	126,184
Microsoft Corp.	2,495	246,032
MTGE Investment Corp. REIT	5,014	98,274
Nasdaq, Inc.	2,111	192,671
New Residential Investment Corp. REIT	8,946	156,466
NextEra Energy, Inc.	3,722	621,686
Northfield Bancorp, Inc.	396	6,582
Northrop Grumman Corp.	2,074	638,170
NVR, Inc. (e)	38	112,873
Occidental Petroleum Corp.	4,908	410,701
Oritani Financial Corp.	406	6,577
Paychex, Inc.	2,783	190,218
Peoples Bancorp, Inc.	669	25,275
PepsiCo, Inc.	7,028	765,138
Perspecta, Inc. (e)	976	20,057
PetMed Express, Inc.	2,081	91,668
Pfizer, Inc.	19,300	700,204
PG&E Corp.	5,196	221,142
Pinnacle Foods, Inc.	1,410	91,735
Pinnacle West Capital Corp.	1,143	92,080
Procter & Gamble Co.	10,521	821,269
Progressive Corp.	6,695	396,009
QCR Holdings, Inc.	1,050	49,823
Quest Diagnostics, Inc.	1,802	198,112
RBB Bancorp	438	14,069
Republic Services, Inc.	9,993	683,121
Retail Properties of America, Inc., Class A REIT	10,877	139,008
Ross Stores, Inc.	4,040	342,390
Royal Caribbean Cruises Ltd.	1,880	194,768
S&P Global, Inc.	1,242	253,231
ServiceMaster Global Holdings, Inc. (e)	2,834	168,538
Southern Co.	815	37,743
SP Plus Corp. (e)	2,076	77,227
Stanley Black & Decker, Inc.	1,346	178,762
T-Mobile U.S., Inc. (e)	2,291	136,887
Target Corp.	1,208	91,953
TechTarget, Inc. (e)	3,724	105,762
Total System Services, Inc.	2,288	193,382
Travelers Cos., Inc.	3,517	430,270
Two Harbors Investment Corp. REIT	7,921	125,152
U.S. Foods Holding Corp. (e)	547	20,688
UGI Corp.	3,217	167,509
United Therapeutics Corp. (e)	486	54,991
UnitedHealth Group, Inc.	2,967	727,924
Unum Group	2,956	109,342
Valero Energy Corp.	2,119	234,849
Verizon Communications, Inc.	18,351	923,239
Visa, Inc., Class A	1,233	163,311
Walmart, Inc.	3,510	300,631
Waste Management, Inc.	10,980	893,113
Waterstone Financial, Inc.	1,819	31,014
WEC Energy Group, Inc.	8,987	581,010
Weingarten Realty Investors REIT	1,728	53,240
Western Asset Mortgage Capital Corp. REIT	3,885	40,482
WGL Holdings, Inc.	1,470	130,462
Xcel Energy, Inc.	13,178	601,970

Zoetis, Inc.	3,074	261,874

		37,355,803

Total Common Stock (cost-$57,277,966)		63,330,202

MUTUAL FUNDS - 0.1%

BB Biotech AG (f) (cost-$70,505)	1,062	71,100

	Principal Amount (000s)
Repurchase Agreements - 0.9%

State Street Bank and Trust Co., dated 6/29/18, 0.35%, due 7/2/18, proceeds $608,018; collateralized by U.S. Treasury Inflation Indexed Notes, 0.25%, due 1/15/25, valued at $622,881 including accrued interest (cost-$608,000)	$608	608,000

Total Investments (cost-$57,956,471) (b)-97.8%		64,009,302

Other assets less liabilities-2.2%		1,408,968

Net Assets-100.0%		$65,418,270

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $871,035, representing 1.3% of net assets.

(b)	Securities with an aggregate value of $23,386,052, representing 35.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $812,567, representing 1.2% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.
(f)	Mutual Fund.

Glossary:

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2018 (unaudited)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Electric Utilities	5.9%
Pharmaceuticals	5.5%
Insurance	5.2%
Diversified Telecommunication Services	5.1%
Banks	4.8%
Healthcare Providers & Services	4.6%
IT Services	4.5%
Food Products	3.7%
Oil, Gas & Consumable Fuels	3.3%
Mortgage Real Estate Investment Trusts (REITs)	3.2%
Commercial Services & Supplies	3.1%
Multi-Utilities	3.1%
Healthcare Equipment & Supplies	3.0%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.7%
Equity Real Estate Investment Trusts (REITs)	2.7%
Beverages	2.3%
Construction & Engineering	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Food & Staples Retailing	1.9%
Capital Markets	1.7%
Household Products	1.7%
Internet Software & Services	1.6%
Specialty Retail	1.5%
Airlines	1.5%
Wireless Telecommunication Services	1.5%
Semiconductors & Semiconductor Equipment	1.3%
Gas Utilities	1.2%
Real Estate Management & Development	1.2%
Biotechnology	1.1%
Electronic Equipment, Instruments & Components	1.0%
Software	0.9%
Communications Equipment	0.8%
Tobacco	0.8%
Chemicals	0.8%
Metals & Mining	0.7%
Household Durables	0.7%
Diversified Consumer Services	0.5%
Transportation Infrastructure	0.5%
Road & Rail	0.5%
Construction Materials	0.4%
Professional Services	0.4%
Independent Power Producers & Energy Traders	0.3%
Containers & Packaging	0.3%
Trading Companies & Distributors	0.3%
Machinery	0.3%
Building Products	0.3%
Multi-Line Retail	0.2%
Media	0.2%
Textiles, Apparel & Luxury Goods	0.2%
Auto Components	0.2%
Internet & Catalog Retail	0.1%
Closed-end Funds	0.1%
Automobiles	0.1%
Marine	0.1%
Thrifts & Mortgage Finance	0.1%
Industrial Conglomerates	0.1%
Consumer Finance	0.1%
Repurchase Agreements	0.9%
Other assets less liabilities	2.2%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

June 30, 2018 (unaudited)

	Shares	Value*
COMMON STOCK - 99.8%

Australia - 3.6%
BWP Trust REIT	9,191	$22,107
Cromwell Property Group REIT	22,050	18,262
Qantas Airways Ltd.	18,807	85,640
Sandfire Resources NL	9,779	66,215

		192,224

Canada - 3.6%
Canfor Pulp Products, Inc.	1,472	28,239
Granite Real Estate Investment Trust REIT	2,038	83,123
Interfor Corp. (e)	1,895	36,396
InterRent Real Estate Investment Trust REIT	1,482	12,400
Maxar Technologies Ltd.	368	18,475
Northview Apartment Real Estate Investment Trust REIT	624	12,474

		191,107

China - 4.2%
China Railway Group Ltd., Class H	33,000	24,881
Hopewell Highway Infrastructure Ltd. (c)(d)	41,500	25,284
Huaxin Cement Co., Ltd., Class B	17,185	23,194
Jiangsu Expressway Co., Ltd., Class H	28,000	33,342
Sinopec Shanghai Petrochemical Co., Ltd., Class H	38,000	23,101
Weichai Power Co., Ltd., Class H	41,000	56,329
Yuexiu Real Estate Investment Trust REIT	51,000	34,240

		220,371

Denmark - 2.1%
Scandinavian Tobacco Group A/S, Class A (a)	973	14,694
Topdanmark A/S	2,201	96,120

		110,814

Germany - 0.4%
Deutsche Lufthansa AG	837	20,053

Greece - 1.7%
Motor Oil Hellas Corinth Refineries S.A.	4,539	91,171

Hong Kong - 3.1%
Hui Xian Real Estate Investment Trust REIT	41,000	19,729
Hysan Development Co., Ltd.	9,000	50,233
Kerry Properties Ltd.	20,000	95,579

		165,541

India - 2.5%
Larsen & Toubro Infotech Ltd. (a)	1,221	29,727
Mphasis Ltd.	2,545	40,115
WNS Holdings Ltd. ADR (e)	1,190	62,094

		131,936

Indonesia - 0.5%
Indo Tambangraya Megah Tbk PT	18,600	29,011

Italy - 0.5%
Hera SpA	9,326	29,019

Japan - 9.3%
DTS Corp.	400	14,839
Fuji Soft, Inc.	600	25,291
GungHo Online Entertainment, Inc.	11,900	30,234
Invincible Investment Corp. REIT	61	27,449
Japan Airlines Co., Ltd.	800	28,345
Kanamoto Co., Ltd.	500	15,787
Nihon Unisys Ltd.	600	15,047
NIPPON Investment Corp REIT .	10	29,007
Noritake Co., Ltd.	400	22,134
Noritz Corp.	700	11,394
Okamura Corp.	1,800	26,431
Sankyu, Inc.	2,000	104,968
SKY Perfect JSAT Holdings, Inc.	4,300	20,485
Skylark Holdings Co., Ltd.	1,000	14,794
Sumitomo Forestry Co., Ltd.	2,900	43,830
T-Gaia Corp.	2,400	61,248

		491,283

Korea (Republic of) - 1.3%
DGB Financial Group, Inc.	2,491	22,910
Hansol Paper Co., Ltd.	833	12,516
Macquarie Korea Infrastructure Fund	2,122	17,060
Unid Co., Ltd.	300	13,997

		66,483

Malaysia - 0.4%
Fraser & Neave Holdings Bhd.	2,200	21,251

Netherlands - 0.2%
Vastned Retail NV REIT	249	11,730

Norway - 0.4%
Atea ASA	1,461	21,040

Pakistan - 0.3%
Pakistan Oilfields Ltd.	2,900	16,077

Russian Federation - 2.1%
Alrosa PJSC (c)(d)(e)	68,400	109,108

Singapore - 1.9%
Mapletree Commercial Trust REIT	27,500	31,688
Mapletree Industrial Trust REIT	23,000	32,547
Mapletree North Asia Commercial Trust REIT	45,600	38,169

		102,404

South Africa - 0.3%
Astral Foods Ltd.	833	17,333

Spain - 0.6%
Ence Energia y Celulosa S.A.	3,635	32,130

Sweden - 0.2%
Tethys Oil AB	1,069	12,066

Taiwan - 1.2%
Greatek Electronics, Inc.	10,000	17,713
Huaku Development Co., Ltd.	12,000	26,058
King’s Town Bank Co., Ltd.	17,000	18,225

		61,996

Thailand - 0.9%
Thanachart Capital PCL (c)(d)	32,700	46,144

Turkey - 0.7%
Anadolu Cam Sanayii AS	22,899	14,351
Tupras Turkiye Petrol Rafinerileri AS	973	22,936

		37,287

United Arab Emirates - 0.5%
Air Arabia PJSC	93,073	24,807

United Kingdom - 4.8%
Computacenter PLC	1,471	28,025
IG Group Holdings PLC	9,188	104,183
Nomad Foods Ltd. (e)	1,410	27,058
OneSavings Bank PLC	4,148	22,384
Plus500 Ltd.	1,958	41,454
SSP Group PLC	4,026	33,592

		256,696

United States - 52.5%
Addus HomeCare Corp. (e)	240	13,740
Alliance Resource Partners L.P.	2,560	46,976
America’s Car-Mart, Inc. (e)	170	10,523
American Eagle Outfitters, Inc.	3,700	86,025
American Public Education, Inc. (e)	840	35,364
Barrett Business Services, Inc.	400	38,628
Bio-Techne Corp.	770	113,922

Cato Corp., Class A	455	11,202
CenterState Bank Corp.	3,460	103,177
Central Garden & Pet Co. (e)	1,525	66,307
Charles River Laboratories International, Inc. (e)	965	108,331
Cherry Hill Mortgage Investment Corp. REIT	645	11,520
Citi Trends, Inc.	745	20,443
Compass Diversified Holdings	1,005	17,387
Deckers Outdoor Corp. (e)	400	45,156
Emergent Biosolutions, Inc. (e)	1,935	97,698
Enanta Pharmaceuticals, Inc. (e)	265	30,714
Extended Stay America, Inc. UNIT	4,145	89,573
Financial Institutions, Inc.	710	23,359
Greif, Inc., Class A	260	13,751
Halyard Health Inc. (e)	775	44,369
Hill-Rom Holdings, Inc.	310	27,075
Hyster-Yale Materials Handling, Inc.	355	22,809
IQVIA Holdings, Inc. (e)	880	87,842
Johnson Outdoors, Inc., Class A	300	25,359
Kelly Services, Inc., Class A	1,005	22,562
Koppers Holdings, Inc. (e)	285	10,930
Korn/Ferry International	2,165	134,078
Lear Corp.	95	17,652
Lululemon Athletica, Inc. (e)	1,070	133,590
M/I Homes, Inc. (e)	1,855	49,120
ManTech International Corp., Class A	1,750	93,870
Marcus Corp.	420	13,650
Marriott Vacations Worldwide Corp.	870	98,275
MCBC Holdings, Inc. (e)	2,955	85,547
Mercer International, Inc.	1,430	25,025
Moog, Inc., Class A	995	77,570
MSA Safety, Inc.	1,155	111,273
Park-Ohio Holdings Corp.	280	10,444
Penn National Gaming, Inc. (e)	415	13,940
PennyMac Financial Services, Inc., Class A (e)	1,200	23,580
Phibro Animal Health Corp., Class A	665	30,623
PRA Health Sciences, Inc. (e)	790	73,754
Premier, Inc., Class A (e)	1,560	56,753
Primoris Services Corp.	900	24,507
Progress Software Corp.	2,315	89,868
Republic Bancorp, Inc., Class A	335	15,176
Resolute Forest Products, Inc. (e)	2,595	26,858
Rush Enterprises, Inc., Class A (e)	885	38,391
Surmodics, Inc. (e)	640	35,328
Tailored Brands, Inc.	1,455	37,132
Tower International, Inc.	545	17,331
Triple-S Management Corp., Class B (e)	1,020	39,841
Vectrus, Inc. (e)	515	15,872
Verint Systems, Inc. (e)	2,100	93,135
Zumiez, Inc. (e)	3,210	80,411

		2,787,336

Total Investments (cost-$4,660,157) (b)-99.8%		5,296,418

Other assets less liabilities-0.2%		11,444

Net Assets-100.0%		$5,307,862

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $44,421, representing 0.8% of net assets.

(b)	Securities with an aggregate value of $1,847,975, representing 34.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $180,536, representing 3.4% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

June 30, 2018 (unaudited)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Life Sciences Tools & Services	7.2%
Equity Real Estate Investment Trusts (REITs)	7.0%
Specialty Retail	5.8%
IT Services	5.7%
Hotels, Restaurants & Leisure	5.0%
Software	4.5%
Banks	4.3%
Oil, Gas & Consumable Fuels	4.1%
Professional Services	3.7%
Textiles, Apparel & Luxury Goods	3.4%
Metals & Mining	3.3%
Real Estate Management & Development	3.2%
Paper & Forest Products	3.0%
Airlines	3.0%
Commercial Services & Supplies	2.6%
Biotechnology	2.4%
Capital Markets	2.3%
Aerospace & Defense	2.1%
Machinery	2.1%
Leisure Equipment & Products	2.1%
Healthcare Providers & Services	2.1%
Healthcare Equipment & Supplies	2.0%
Road & Rail	2.0%
Insurance	1.8%
Household Durables	1.8%
Household Products	1.3%
Diversified Financial Services	1.1%
Transportation Infrastructure	1.1%
Trading Companies & Distributors	1.0%
Construction & Engineering	0.9%
Chemicals	0.9%
Thrifts & Mortgage Finance	0.9%
Food Products	0.8%
Diversified Consumer Services	0.7%
Auto Components	0.7%
Pharmaceuticals	0.6%
Multi-Utilities	0.6%
Containers & Packaging	0.5%
Construction Materials	0.4%
Beverages	0.4%
Media	0.4%
Semiconductors & Semiconductor Equipment	0.3%
Tobacco	0.3%
Mortgage Real Estate Investment Trusts (REITs)	0.2%
Building Products	0.2%
Other assets less liabilities	0.2%

100.0%

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees of each Portfolio (together, the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the Investment Manager. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material to the Portfolios’ financial statements. The NAV of each Portfolio is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of a Portfolio is calculated. With respect to certain foreign securities, the Portfolios may fair-value securities using modeling tools provided by third-party vendors. The Portfolios have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolios for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of a Portfolio may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the nine months ended June 30, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at June 30, 2018 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

AllianzGI Advanced Core Bond:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
Investments in Securities - Assets
Corporate Bonds & Notes	—	$89,604,552	—	$89,604,552
U.S. Treasury Obligations	—	49,740,840	—	49,740,840
U.S. Government Agency Securities	—	46,425,695	—	46,425,695
Sovereign Debt Obligations	—	19,903,923	—	19,903,923
Repurchase Agreements	—	459,000	—	459,000

	—	206,134,010	—	206,134,010

Other Financial Instruments* – Liabilities
Interest Rate Contracts	$(42,982)	—	—	(42,982)

Totals	$(42,982)	$206,134,010	—	$206,091,028

AllianzGI Best Styles Global Managed Volatility:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
Investments in Securities - Assets
Common Stock:
Australia	—	$740,185	—	$740,185
Austria	$36,137	35,782	—	71,919
Belgium	—	62,098	—	62,098
China	—	1,909,043	$24,980	1,934,023
Czech Republic	37,616	235,905	—	273,521
Denmark	34,123	110,025	—	144,148
Finland	—	422,879	—	422,879
France	101,045	646,132	—	747,177
Germany	25,819	440,365	—	466,184
Hong Kong	—	1,036,649	—	1,036,649
Hungary	—	225,796	—	225,796
Indonesia	—	197,338	—	197,338
Israel	—	487,654	—	487,654
Italy	—	570,552	—	570,552
Japan	—	7,678,724	—	7,678,724
Korea (Republic of)	82,991	711,684	—	794,675
Malaysia	—	785,732	—	785,732
Netherlands	—	630,877	—	630,877
New Zealand	22,814	268,358	—	291,172
Norway	—	83,334	—	83,334
Poland	—	123,233	—	123,233
Singapore	—	1,179,907	—	1,179,907
South Africa	25,261	16,920	—	42,181
Spain	—	152,895	—	152,895
Switzerland	—	1,215,518	—	1,215,518
Taiwan	—	2,972,613	—	2,972,613
Thailand	70,278	169,583	787,587	1,027,448
United Kingdom	120,805	205,172	—	325,977
All Other	38,645,793	—	—	38,645,793
Mutual Funds	—	71,100	—	71,100
Repurchase Agreements	—	608,000	—	608,000

Totals	$39,202,682	$23,994,053	$812,567	$64,009,302

AllianzGI Global Small-Cap Opportunities:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/18
Investments in Securities - Assets
Common Stock:
Australia	—	$192,224	—	$192,224
China	—	195,087	$25,284	220,371
Denmark	$14,694	96,120	—	110,814
Germany	—	20,053	—	20,053
Hong Kong	—	165,541	—	165,541
India	62,094	69,842	—	131,936
Indonesia	—	29,011	—	29,011
Italy	—	29,019	—	29,019
Japan	—	491,283	—	491,283
Korea (Republic of)	31,057	35,426	—	66,483
Netherlands	—	11,730	—	11,730
Norway	—	21,040	—	21,040
Pakistan	—	16,077	—	16,077
Russian Federation	—	—	109,108	109,108
Singapore	—	102,404	—	102,404
Spain	—	32,130	—	32,130
Sweden	—	12,066	—	12,066
Taiwan	—	61,996	—	61,996
Thailand	—	—	46,144	46,144
Turkey	—	37,287	—	37,287
United Kingdom	27,058	229,638	—	256,696
All Other	3,133,005	—	—	3,133,005

Totals	$3,267,908	$1,847,974	$180,536	$5,296,418

At June 30, 2018, the following Portfolios had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2(a)	Level 2 to Level 1(b)
AllianzGI Best Styles Global Managed Volatility	$570,371	$75,070
AllianzGI Global Small-Cap Opportunities	19,729	13,997

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at September 30, 2017, which was applied on June 30, 2018.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at September 30, 2017, which was not applied on June 30, 2018.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended June 30, 2018, was as follows:

AllianzGI Best Styles Global Managed Volatility:

	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3†	Transfers out of Level 3	Ending Balance 6/30/18
Investments in Securities - Assets
Common Stock:
China	$—	$26,082	$—	$—	$—	$(1,102)	$—	$—	$24,980
Thailand	165,313	680,431	(156,211)	—	(11,776)	(40,006)	149,836	—	787,587

Totals	$165,313	$706,513	$(156,211)	$—	$(11,776)	$(41,108)	$149,836	$—	$812,567

AllianzGI Global Small-Cap Opportunities:

	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3†	Transfers out of Level 3	Ending Balance 6/30/18
Investments in Securities - Assets
Common Stock:
China	$—	$—	$—	$—	$—	$—	$25,284	$—	$25,284
Russian Federation	—	108,957	(3,628)	—	(63)	3,842	—	—	109,108
Thailand	22,445	55,515	(24,038)	—	1,328	(9,106)	—	—	46,144

Totals	$22,445	$164,472	$(27,666)	$—	$1,265	$(5,264)	$25,284	$—	$180,536

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2018:

AllianzGI Best Styles Global Managed Volatility:

	Ending Balance at 6/30/18	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Common Stock	$787,587	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB 5.79-413.67

AllianzGI Global Small-Cap Opportunities:

	Ending Balance at 6/30/18	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Common Stock	$46,144	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB 46.75
	109,108	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	$1.60

THB - Thai Baht

*	Other financial instruments are derivatives, such as, futures contracts which are valued at the unrealized appreciation (depreciation) of the instrument.
†	Transferred out of Level 2 and into Level 3 because trading on the security was halted.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Portfolios held at June 30, 2018 was:

AllianzGI Best Styles Global Managed Volatility	$(43,784)
AllianzGI Global Small-Cap Opportunities	(5,528)

At June 30, 2018, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Advanced Core Bond	$210,346,533	$290,461	$4,545,966	$(4,255,505)
AllianzGI Best Styles Global Managed Volatility	57,977,182	7,761,454	1,729,334	6,032,120
AllianzGI Global Small-Cap Opportunities	4,660,240	724,785	88,607	636,178

(1)	Differences, if any, between book and tax cost basis are primarily attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Institutional Multi-Series Trust

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: August 24, 2018

By:	/s/ Scott Whisten
Scott Whisten Treasurer, Principal Financial & Accounting Officer

Date: August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: August 24, 2018

By:	/s/ Scott Whisten
Scott Whisten Treasurer, Principal Financial & Accounting Officer

Date: August 24, 2018